Basis of Presentation and General Information (Predecessor)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Basis of Presentation and General Information [Abstract]
Basis of Presentation and General Information
1.	Basis of Presentation and General Information:

United Maritime Corporation (the “Company” or “United”) was incorporated by Seanergy Maritime Holdings Corp. (“Seanergy” or “Parent”) on January 20, 2022 under the laws of the Republic of the Marshall Islands, having a share capital of 500 registered shares, of no par value, issued to the Parent. The Company completed the spin-off from Seanergy effective July 5, 2022 . United’s common shares are listed on the Nasdaq Capital Market and began trading on July 6, 2022 under the symbol “USEA”. The Company is engaged in the ocean transportation of cargoes worldwide through the ownership and operation of vessels.

The accompanying unaudited interim consolidated financial statements include the accounts of United Maritime Corporation and its subsidiaries (collectively, the “Company” or “United”).

The accompanying unaudited interim consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles, or U.S. GAAP, for interim financial information. Accordingly, they do not include all the information and notes required by U.S. GAAP for complete financial statements. These unaudited interim consolidated financial statements have been prepared on the same basis and should be read in conjunction with the financial statements for the period from inception (January 20, 2022) through December 31, 2022 included in the Company’s Annual Report on Form 20-F filed with the Securities and Exchange Commission on April 4, 2023 and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments considered necessary for a fair presentation of the Company’s financial position, results of operations and cash flows for the periods presented. Operating results for the six-month period ended June 30, 2023 are not necessarily indicative of the results that might be expected for the fiscal year ending December 31, 2023.

As of June 30, 2023, the Company had a working capital deficit of $26,213, incurred net losses of $7,914 and had negative operating cash flows of $844. The working capital deficit is mainly due to the planned loan payments under the July 2022 Entrust Facility and August 2022 EnTrust Facility totaling $40,700, including balloon payments of $35,200. The Company’s cash flow projections indicate that projected cash on hand and cash provided by operating activities, financing activities and investing activities or a combination of any of those (i.e. debt agreements, vessels’ sales, sales and leaseback activities and finance leases), will be sufficient to cover the liquidity needs that become due in the twelve-month period ending one year after the financial statements’ issuance, including obligations arising from purchase options in lease agreements (Note 9) and for vessel acquisitions (Note 5).

Consequently, the unaudited interim consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business.

Following Russia’s invasion of Ukraine in February 2022, the U.S., several European Union nations, the UK and other countries imposed sanctions against Russia, which include, among others, restrictions on selling or importing goods, services or technology in or from affected regions, travel bans and asset freezes impacting connected individuals and political, military, business and financial organizations in Russia, severing large Russian banks from U.S. and/or other financial systems, and barring some Russian enterprises from raising money in the U.S. market. In addition, the U.S. and certain other North Atlantic Treaty Organization (NATO) countries have been supplying Ukraine with military aid. The U.S., EU nations and other countries could impose wider sanctions and take other actions. With uncertainty remaining at high levels with regards to the global impact of the sanctions already imposed to date and the possibility of additional sanctions as well as retaliation measures from Russia’s side that may follow in the period to come, it is difficult to accurately assess any future impact it may have on our Company. To date, no apparent consequences have been identified on the Company’s business, nor any specific implications on any of its existing counterparties, including clients, suppliers and lenders. The Company performs relevant due diligence checks and appoints external sanctions specialists to assess any considerations where required. It should be noted however that since the Company employs Ukrainian and Russian seafarers, it may face problems in relation to their employment, repatriation, salary payments and be subject to claims to this respect. The scope or intensity of the ongoing military conflict as well as sanctions and other actions undertaken in response to it could increase, potentially having negative effects on the global economy and markets. Any of these occurrences, or the continuation or worsening of any such occurrences, could eventually have an adverse effect our business, financial condition, results of operations and cash flows.

a.	Subsidiaries in Consolidation:

United’s subsidiaries included in these unaudited interim consolidated financial statements as of June 30, 2023:

Company	Country of Incorporation	Vessel name	Date of Delivery	Date of Sale/Disposal
United Management Corp. (1)(2)	Marshall Islands	N/A	N/A	N/A
Sea Glorius Shipping Co. (1)	Marshall Islands	Gloriuship	July 6, 2022	N/A
Epanastasea Maritime Co. (1)	Marshall Islands	Epanastasea	September 2, 2022	Note 5
Parosea Shipping Co. (1)	Marshall Islands	Parosea	August 10, 2022	November 8, 2022
Bluesea Shipping Co. (1)	Marshall Islands	Bluesea	August 12, 2022	December 1, 2022
Minoansea Maritime Co. (1)	Marshall Islands	Minoansea	August 30, 2022	December 22, 2022
Good Maritime Co. (1)	Liberia	Goodship	February 10, 2023	N/A
Traders Maritime Co. (1)	Marshall Islands	Tradership	February 28, 2023	N/A
Chrisea Maritime Co. (1)(3)	Marshall Islands	Chrisea	February 21, 2023	N/A
Oasea Maritime Co. (1)(3)	Marshall Islands	Oasea	March 27, 2023	March 31, 2023
Cretansea Maritime Co. (1)(3)	Marshall Islands	Cretansea	April 26, 2023	April 26, 2023
Synthesea Maritime Co. (1)(3)	Liberia	Note 9	Note 15	N/A
Exelixsea Maritime Co. (1)	Marshall Islands	Note 5	N/A	N/A

(1)	Subsidiaries wholly owned
(2)	Management company
(3)	Bareboat charterers

United Maritime Predecessor [Member]
Basis of Presentation and General Information [Abstract]
Basis of Presentation and General Information
1.	Basis of Presentation and General Information:

United Maritime Corporation (the “Company” or “United”) was incorporated by Seanergy Maritime Holdings Corp. (or “Seanergy” or “Parent”) on January 20, 2022 under the laws of the Republic of the Marshall Islands, having a share capital of 500 registered shares, of no par value, issued to the Parent. The Company following the completion of the spin-off in July 2022 (Note 12), serves as the holding company of the following vessel-owning company which was a subsidiary of Seanergy (the “Subsidiary”, or “United Maritime Predecessor”):

•	Sea Glorius Shipping Co.

In particular, in July 2022, the Parent contributed the Subsidiary to United and, as the sole shareholder of the Company, distributed the Company’s common shares to its shareholders on a pro rata basis (Note 12).

The accompanying unaudited interim predecessor carve-out financial statements are those of the Subsidiary for all periods presented using the historical carrying costs of the assets and the liabilities of the ship-owning company above from the dates of its incorporation.

The Company is incorporated to provide global shipping transportation services through the ownership of vessels. The vessel is owned through a separate wholly-owned subsidiary.

As of June 30, 2022, the Subsidiary reported a working capital deficit of $4,921,171, which is mainly attributable to the current portion of the long-term debt of $1,400,000 (Note 8) and the increase in trade accounts and other payables and in accrued liabilities due to the vessel’s recent dry-docking. The projected cash flows of the Subsidiary indicate that it will be able to meet its liquidity requirements for the twelve-month period ended following the date of issuance of these financial statements.

The accompanying unaudited interim carve-out financial statements have been prepared in accordance with U.S. generally accepted accounting principles, or U.S. GAAP, for interim financial information. Accordingly, they do not include all the information and notes required by U.S. GAAP for complete financial statements. These unaudited interim carve-out financial statements have been prepared on the same basis and should be read in conjunction with the financial statements for the year ended December 31, 2021 and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments considered necessary for a fair presentation of the Company’s financial position, results of operations and cash flows for the periods presented. Operating results for the six months ended June 30, 2022, are not necessarily indicative of the results that might be expected for the fiscal year ending December 31, 2022.

The carve-out balance sheet as of December 31, 2021 has been derived from the audited predecessor carve-out financial statements at that date, but does not include all of the information and footnotes required by U.S. GAAP for complete financial statements.

Following Russia’s invasion of Ukraine in February 2022, the U.S., several European Union nations, the UK and other countries have announced sanctions against Russia. The sanctions announced by the U.S. and other countries against Russia include, among others, restrictions on selling or importing goods, services or technology in or from affected regions, travel bans and asset freezes impacting connected individuals and political, military, business and financial organizations in Russia, severing large Russian banks from U.S. and/or other financial systems, and barring some Russian enterprises from raising money in the U.S. market. The U.S., EU nations and other countries could impose wider sanctions and take other actions as a result of the war.  With uncertainty remaining at high levels with regards to the global impact of the sanctions already announced to date and the possibility of additional sanctions as well as retaliation measures from Russia’s side that may follow in the period to come, it is difficult to accurately assess the exact impact on the Company. To date, no apparent consequences have been identified on the Company’s business, nor any specific implications on any of its existing counterparties, including clients, suppliers and lenders. It should be noted however that since the Company employs Ukrainian seafarers, it may face problems in relation to their employment, repatriation, salary payments and be subject to claims to this respect. Notwithstanding the foregoing, it is possible that the war might eventually have an adverse effect our business, financial condition, results of operations and cash flows.

The outbreak of the COVID-19 virus has had a negative effect on the global economy and has adversely impacted the international dry-bulk shipping industry into which the Subsidiary operates. As the situation continues to evolve, it is difficult to predict the long-term impact of the pandemic on the industry. The Subsidiary has not been significantly affected by COVID -19, and is constantly monitoring the developing situation, to the extent possible, the impact of COVID-19 to the Subsidiary.